Expense Example - Amplify Tokenization Technology Leaders ETF - AMPLIFY TOKENIZATION TECHNOLOGY LEADERS ETF	Dec. 19, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221